Note 13 - Industry Segment Data - Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Net Sales	$ 516,251	$ 547,542
Operating profit (loss)	24,518	21,074
Gain on economic hedges of risk	1,848	9,306
Interest expense	(3,072)	(2,218)
Other income	20	27
TOTAL EARNINGS BEFORE INCOME TAXES	23,314	28,189
Identifiable assets	230,019	199,312
Depreciation	3,070	2,526
Capital expenditures	5,792	16,454
Operating Segments [Member]
Operating profit (loss)	36,206	32,062
Identifiable assets	225,386	195,638
Operating Segments [Member] | Flat-roll [Member]
Net Sales	472,774	485,641
Operating profit (loss)	33,226	23,421
Identifiable assets	205,797	179,780
Depreciation	2,637	2,097
Capital expenditures	5,176	16,328
Operating Segments [Member] | Tubular [Member]
Net Sales	43,477	61,901
Operating profit (loss)	2,980	8,641
Identifiable assets	19,589	15,858
Depreciation	317	330
Capital expenditures	510	125
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
General corporate expenses	(11,688)	(10,988)
Identifiable assets	4,633	3,674
Depreciation	116	99
Capital expenditures	$ 106	$ 1